PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
PROPERTY AND EQUIPMENT, NET
Depreciation expense					$ 17,429	$ 22,521
Gain on sale of assets	$ 0	$ 13,778	$ 0	$ 13,778	(13,778)	$ 0
Recovery of depreciation expense					$ 17,778